Accounts Payable (Details) - Schedule of Accounts Payable - USD ($)	Sep. 30, 2024		Mar. 31, 2024		Mar. 31, 2023
Schedule of Accounts Payable [Abstract]
Accounts payable towards related parties	$ 152,435		$ 152,435
Accounts Payable towards others	15,750,725	[1]	14,279,152	[1]	$ 6,547,978
Total Accounts Payable	$ 15,903,160		$ 14,431,587		$ 6,547,978

[1]	The Company carried out negotiations with its vendors which resulted in a short-term deferral in payments or/and reduction in outstanding liability. The Company has accounted for this transaction as troubled debt restructuring under ASC 470-60 (Refer Note 5), resulting in net gain amounting to $236,447 during the three months ended September 30, 2024.